Consolidated Statements Of Equity (USD $) In Millions	Total	Common stock [Member]	Additional paid-in-capital [Member]	Retained earnings [Member]	Accumulated other comprehensive income (loss) [Member]	Treasury stock [Member]	Noncontrolling interests in subsidiaries [Member]	Common stockholders' equity [Member]
Stockholders' equity, Beginning balance at Sep. 30, 2010			$ 192	$ 15,869	$ (426)	$ (6,320)	$ 160
Stock plans and other			125
Net earnings common stockholders	2,480			2,480
Net earnings - noncontrolling interests	(50)						50
Other comprehensive income (loss)	(132)						4
Cash dividends (per share: 2011, $1.38; 2012, $1.60; 2013, $1.64)				(1,039)			(61)
Purchases						(958)
Issued under stock plans and other						135
Foreign currency translation	26				22
Pension and postretirement, net of tax: 2011, $47; 2012, $19; 2013, $(318)	(56)				(56)
Cash flow hedges, net of tax: 2011, $60; 2012, $(50); 2013, $10	(102)				(102)
Other							(1)
Stockholders' equity, Ending balance at Sep. 30, 2011	10,551	477	317	17,310	(562)	(7,143)	152	10,399
Stock plans and other			7
Net earnings common stockholders	1,968			1,968
Net earnings - noncontrolling interests	(56)						56
Other comprehensive income (loss)	(170)						(1)
Cash dividends (per share: 2011, $1.38; 2012, $1.60; 2013, $1.64)				(1,171)			(56)
Purchases						(787)
Issued under stock plans and other						48
Foreign currency translation	(206)				(205)
Pension and postretirement, net of tax: 2011, $47; 2012, $19; 2013, $(318)	(49)				(49)
Cash flow hedges, net of tax: 2011, $60; 2012, $(50); 2013, $10	85				85
Other							(4)
Stockholders' equity, Ending balance at Sep. 30, 2012	10,442	477	324	18,107	(731)	(7,882)	147	10,295
Stock plans and other			28
Net earnings common stockholders	2,004			2,004
Net earnings - noncontrolling interests	(62)						62
Other comprehensive income (loss)	536						(6)
Cash dividends (per share: 2011, $1.38; 2012, $1.60; 2013, $1.64)				(1,181)			(69)
Purchases						(1,189)
Issued under stock plans and other						86
Foreign currency translation	32				38
Pension and postretirement, net of tax: 2011, $47; 2012, $19; 2013, $(318)	521				521
Cash flow hedges, net of tax: 2011, $60; 2012, $(50); 2013, $10	(17)				(17)
Other							(1)
Stockholders' equity, Ending balance at Sep. 30, 2013	$ 10,718	$ 477	$ 352	$ 18,930	$ (189)	$ (8,985)	$ 133	$ 10,585